Semiannual Report

June 30, 2002

T. Rowe Price
Personal Strateg Balanced Portfolio

Dear Investor

The economy changed dramatically over the past six months, moving from recession to expansion as signs of recovery emerged early in 2002. Stocks were unable to gather momentum from the rebound, however, as corporate accounting issues and less-than-robust earnings weighed on the market. Bonds moved higher despite the looming potential for higher rates. Your portfolio registered modest losses during the period, but our diversified investment strategy moderated the steep stock market declines.

PERFORMANCE REVIEW

  Performance Comparison

  Periods Ended 6/30/02                          6 Months              12 Months
  ------------------------------------------------------------

  Personal Strategy
  Balanced Portfolio                               -3.21%                 -3.66%

  Merrill Lynch-Wilshire
  Capital Market Index                              -6.40                  -8.53

  Combined Index Portfolio*                         -4.98                  -6.69

  * An unmanaged portfolio composed of 60% stocks (51% Wilshire 5000 Total Market Index, 9% MSCI EAFE Index), 30% bonds (Lehman Brothers U.S. Aggregate Index), and 10% money market securities (Salomon Smith Barney 3-Month Treasury Bill Index).

  The objective of this portfolio is to provide the highest total return consistent with an emphasis on both income and capital appreciation. The typical asset mix is 60% stocks, 30% bonds, and 10% cash-with
  10-percentage-point variations above and below these levels permitted for each asset class.

  The Personal Strategy Balanced Portfolio returned -3.21% for the six months and -3.66% for the year, exceeding its blended benchmark and the Merrill Lynch-Wilshire Capital Market Index over both periods. Solid returns from the portfolio's bond holdings and positive performance by our international stocks aided relative performance over the last six months. Our small-cap and value holdings also performed better than the broad domestic stock indexes but were nevertheless negative for both periods.

MARKET ENVIRONMENT

  Economic news was generally upbeat over the past six months. GDP grew at an annualized 6.1% rate in the first quarter, driven primarily by an end to inventory liquidation trends that had suppressed production and employment. Toward the end of the first half, the employment outlook brightened as jobless claims fell to their lowest level in over a year, and business spending rose, led by increased orders for computers and electronics. The Federal Reserve held the federal funds target rate at a 40-year low of 1.75% but shifted its policy stance to neutral, meaning it sees the risks of rising inflation and renewed economic weakness about evenly balanced.

  Interest Rate Levels

                                10-Year                       5-Year                       90-Day
                          Treasury Bond                Treasury Note                Treasury Bill

  6/30/2001                        5.41                         4.95                         3.65
  7/31/2001                        5.05                         4.53                         3.52
  8/31/2001                        4.83                         4.38                         3.36
  9/30/2001                        4.59                         3.80                         2.37
  10/31/2001                       4.23                         3.47                         2.01
  11/30/2001                       4.75                         4.06                         1.72
  12/31/2001                       5.05                         4.30                         1.72
  1/31/2002                        5.03                         4.37                         1.75
  2/28/2002                        4.88                         4.19                         1.75
  3/31/2002                        5.40                         4.84                         1.78
  4/30/2002                        5.09                         4.41                         1.76
  5/31/2002                        5.04                         4.35                         1.72
  6/30/2002                        4.80                         4.03                         1.68

  For the most part, positive economic data were overshadowed by deepening concerns about corporate accounting issues, and reports late in the period of fraudulent activity at telecommunications giant WorldCom added to the general gloom. Intermediate and long-term Treasury rates rose early in the period but backed off in the second quarter. Expectations that the Fed would begin to raise short-term rates sooner rather than later faded as it became more apparent that the first quarter's GDP surge would probably give way to slower growth in the second quarter. Yields ended lower for all maturities except 30-year Treasuries. With core inflation steady at a tame 2.5%, Fed policy appears to be on hold until the recovery gains greater traction and the equity markets become more settled.

  Mortgage-backed bonds were clear winners over the six months. After a difficult first quarter in which investors anticipated stronger growth and Fed tightening, Treasuries benefited from falling interest rates and a flight to quality in the second quarter. Investment-grade corporate bonds were modestly higher, held in check as investors evaluated the stream of news items about accounting practices and cash flow issues. Overall, the Lehman Brothers U.S. Aggregate Index, an unmanaged measure of the broad domestic investment-grade market, gained 3.79% for the six months.

  Stock Market Returns

  Periods Ended 6/30/02                          6 Months              12 Months
  ------------------------------------------------------------

  S&P 500 Stock Index                             -13.16%                -17.99%

  Wilshire 4500 Index                               -8.17                 -13.26

  MSCI EAFE Index                                   -1.38                  -9.22

  The broad stock market indexes fell sharply, battered by weak earnings and profits announcements, heightened global tensions, and mounting corporate accounting scandals. Charges of financial irregularities and outright fraud eroded the confidence of investors, who grew more risk-averse as the period wore on. In this deeply bearish climate, value stocks performed considerably better than growth stocks while small- and mid-cap stocks outpaced large-caps. Foreign stocks were also lower but outperformed the U.S., largely because of sharp declines in the dollar versus major currencies.

PORTFOLIO AND STRATEGY REVIEW

  The portfolio's investment committee meets once a month to adjust the weightings of stocks, bonds, and money market securities within the appropriate ranges, based on market conditions and economic fundamentals. The portfolio began the period with a roughly neutral weighting toward stocks and bonds, but at the end of March, we shifted to a 1% overweighting in stocks relative to bonds. This reallocation was based on expectations for economic recovery, which should have a positive impact on equities, coupled with prospects for upward pressure on interest rates from current low levels, which could weaken bond returns.

  The portfolio benefited from its broad diversification during both the six months and year. Bonds outperformed equities over both periods, and the solid performance of our fixed-income holdings helped moderate negative returns in the equity markets. Better relative returns by value stocks, small-caps, and foreign stocks also countered domestic stocks' steep losses.

  Among our fixed-income holdings, investment-grade bonds outperformed high-yield bonds, as investors sought lower-risk investments. Our high-yield holdings, which are typically in the top-quality tiers of the market, had solid returns over the last 12 months despite weakness in 2002.

  Higher yields overseas, along with the weakening dollar, helped build a compelling case for adding more non-U.S. currency income to the portfolio. During the second quarter, we initiated a 3% position in non- U.S.-dollar exposure, divided between the Australian dollar, Canadian dollar, and the euro. We trimmed our holdings in domestic investment-grade bonds to build the new position and at the same time reduced the average duration to lower its interest rate sensitivity. (Duration measures a bond's sensitivity to interest rate changes. A bond with a five-year duration would fall about 5% in price in response to a one-percentage-point rise in rates, and vice versa.) Throughout the period, we maintained below-normal allocations to money market securities because of the extremely low rates available on short-term issues.

  On the equity side, the portfolio's overweighting in value versus growth was a major factor in outperformance relative to the blended benchmarks. With the economy beginning to rebound, however, we took some profits from the large-cap value sector and shifted closer to a balanced allocation between large-cap growth and large-cap value. Small-cap stocks, which typically rebound more quickly from an economic downturn, were the portfolio's strongest equity performers for both the six months and year. We were overweight foreign stocks, and a weaker dollar contributed to their outperformance relative to domestic equities over both the 6- and 12-month periods.

  Among our larger equity holdings, health care provider UnitedHealth Group was the top contributor. Bank of America and oil firm BP were also major contributors. Financial services company Citigroup was a negative contributor over the 6- and 12-month periods as investment banks and brokerage firms came under pressure.

OUTLOOK

  We believe the conditions for a sustained economic recovery are in place. Previous fiscal stimulus programs and low inflation supported consumer strength during the recession, and now the depletion of inventories plus the Fed's aggressive monetary easing should spur production and investment. The Fed seems likely to maintain its neutral stance for a while, but when the recovery is more established, we anticipate a series of gradual increases in interest rates, beginning late in the year or in early 2003. Rising interest rates are typically not welcomed by bond investors. However, since longer-term rates did not decline sharply when short-term rates plummeted last year, we do not think they will rise substantially as the recovery proceeds. Rather, we see a flatter yield curve as money market rates return to more normal levels.

  An improving economy should eventually be reflected in rising stock prices, but given the current level of distrust in the market, equity returns are likely to be subdued. In summary, we foresee a relatively good bond environment, with returns generated primarily by income, while stocks should gradually recover, producing returns in line with historic norms.

  Respectfully submitted,

  Edmund M. Notzon III
  Chairman of the portfolio's Investment Advisory Committee
  July 22, 2002

  The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the portfolio's investment program.

Portfolio Highlights

Portfolio Overview
                                                    Percent of
                                                    Net Assets
                                                       6/30/02
------------------------------------------------

Reserves                                                  2.9%
------------------------------------------------

  Money Market Funds                                       6.3

  Other Assets Less Liabilities                           -3.4

Bonds                                                    35.6%
------------------------------------------------

  U.S. Government Obligations/Agencies                     6.8

  Corporate                                               16.9

  Mortgage-Backed                                          9.8

  Foreign Government Agencies                              2.1

Stocks                                                   61.5%
------------------------------------------------

  10 Largest Holdings                                     7.5%
  ----------------------------------------------

  Wyeth                                                    0.9

  BP                                                       0.9

  Bank of America                                          0.8

    Pfizer                                                 0.8

  Citigroup                                                0.7

  Exxon Mobil                                              0.7

  Fannie Mae                                               0.7

  Philip Morris                                            0.7

  UnitedHealth Group                                       0.7

  Microsoft                                                0.6
------------------------------------------------

Performance Comparison

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Personal Strategy Balanced Portfolio

             Combined Index               Merrill Lynch - Wilshire              Personal Strategy
                  Portfolio                   Capital Market Index             Balanced Portfolio

12/30/1994           10,000                                 10,000                         10,000
6/30/1995            11,366                                 11,561                         11,587
6/30/1996            13,224                                 13,494                         13,399
6/30/1997            15.726                                 16,337                         16,103
6/30/1998            18,688                                 20,012                         19,056
6/30/1999            21,047                                 22,883                         20,874
6/30/2000            22,848                                 24,732                         22,026
6/30/2001            21,394                                 22,633                         22,215
6/30/2002            19,962                                 20,704                         21,403

Average Annual Compound Total Return

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

Personal Strategy Balanced Portfolio
Periods Ended 6/30/02
                                                         Since         Inception
1 Year       3 Years             5 Years             Inception              Date
----------------------------------------------------------------

-3.66%         0.84%               5.85%                10.68%          12/30/94

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase. Total returns do not include charges imposed by your insurance company's separate account. If these were included, performance would have been lower.

Financial Highlights
T. Rowe Price Personal Strategy Balanced Portfolio
Unaudited

                                For a share outstanding throughout each period
                      ---------------------------------------------------------

                          6 Months           Year
                             Ended          Ended
                           6/30/02       12/31/01      12/31/00       12/31/99       12/31/98      12/31/97

NET ASSET VALUE
Beginning of period        $ 14.72        $ 15.54       $ 16.00        $ 16.16        $ 15.13       $ 13.44

Investment activities
  Net investment
  income (loss)               0.20           0.43          0.49           0.49           0.47          0.46

  Net realized and
  unrealized
  gain (loss)               (0.67)         (0.82)          0.35           0.80           1.65          1.93

  Total from
  investment
  activities                (0.47)         (0.39)          0.84           1.29           2.12          2.39

Distributions
  Net investment
  income                    (0.19)         (0.43)        (0.48)         (0.49)         (0.48)        (0.46)

  Net realized gain              -              -        (0.82)         (0.96)         (0.61)        (0.24)

  Total distributions       (0.19)         (0.43)        (1.30)         (1.45)         (1.09)        (0.70)

NET ASSET VALUE
End of period              $ 14.06        $ 14.72       $ 15.54        $ 16.00        $ 16.16       $ 15.13
                      ---------------------------------------------------------

Ratios/Supplemental Data
Total
return(diamond)            (3.21)%        (2.41)%         5.41%          8.41%         14.32%        18.04%

Ratio of total
expenses to
average net assets          0.90%!          0.90%         0.90%          0.90%          0.90%         0.90%

Ratio of net
investment income
(loss) to average
net assets                  2.68%!          2.91%         3.08%          3.03%          3.04%         3.37%

Portfolio
turnover rate              125.5%!          81.5%         55.4%          51.3%          47.6%         32.8%

Net assets,
end of period
(in thousands)           $ 100,721      $ 103,413     $ 109,713       $ 85,259       $ 79,475      $ 63,005

(diamond) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

! Annualized

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments
T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 2002 (Unaudited)

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands

COMMON STOCKS AND WARRANTS 61.5%

CONSUMER DISCRETIONARY 8.6%

Auto Components 0.1%
Brembo (EUR)                                                    1,900                     $ 14

Bridgestone (JPY)                                               2,000                       27

Denso (JPY)                                                     2,800                       44

Keystone Automotive *                                           1,300                       25

Strattec Security *                                               400                       22

                                                                                           132

Automobiles 0.9%
DaimlerChrysler (EUR)                                             907                       44

Ford Motor                                                     19,000                      304

Harley-Davidson                                                 1,800                       92

Honda (JPY)                                                     2,500                      101

Mitsubishi Motor (JPY) *                                       17,000                       45

Nissan (JPY)                                                    7,000                       48

Peugeot (EUR)                                                   1,368                       71

Toyota Motor (JPY)                                              4,900                      130

Volkswagen (EUR)                                                1,884                       91

                                                                                           926

Distributors 0.0%
Cycle & Carriage (SGD)                                          4,000                       11

                                                                                            11

Hotels, Restaurants & Leisure 0.6%
Applebee's                                                        975                       22

BUCA *                                                          1,300                       25

CEC Entertainment *                                               300                       12

Elior (EUR)                                                     3,612                       29

Mikohn Gaming, Warrants, 144A *                                    25                        0

O' Charley's *                                                  2,400                       61

Ruby Tuesday                                                    1,900                       37

Sonic *                                                         1,225                       39

Starbucks *                                                     3,000                       75

Starwood Hotels & Resorts Worldwide, REIT                       8,300                      273

Whitbread (GBP)                                                 6,773                       63

                                                                                           636

Household Durables 1.1%
Electrolux, Series B (SEK)                                      2,484                       50

Harman International                                            2,700                      133

Matsushita Electric Industrial (JPY)                            5,000                       68

Matthews International, Class A                                 3,700                       86

Newell Rubbermaid                                               8,900                      312

Persimmon (GBP)                                                 5,918                       36

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands

Pioneer Electronic (JPY)                                        3,000                     $ 54

SEB (EUR)                                                         260                       23

Sony (JPY)                                                      2,400                      127

Thomson Multimedia (EUR) *                                      1,801                       43

Tupperware                                                      8,000                      166

                                                                                         1,098

Internet & Catalog Retail 0.1%
Alloy Online *                                                  1,400                       20

USA Interactive *                                               4,000                       94

                                                                                           114

Leisure Equipment & Products 0.6%
Bandai (JPY)                                                      900                       32

Brunswick                                                       1,900                       53

Eastman Kodak                                                  13,700                      400

Konica (JPY)                                                    3,000                       19

Mattel                                                          1,100                       23

SCP Pool *                                                      2,950                       82

                                                                                           609

Media 2.5%
AOL Time Warner *                                              15,000                      221

Avex (JPY)                                                        600                       14

Clear Channel Communications *                                  6,701                      214

Comcast, Class A *                                              6,600                      157

Disney                                                         18,500                      350

EchoStar Communications *                                       2,000                       37

Emmis Broadcasting, Class A *                                   1,200                       25

Entercom Communications *                                         500                       23

International Media (EUR) *                                       350                        1

Lambrakis Press (EUR) *                                         4,610                       13

Liberty Media, Class A *                                       21,900                      219

Mondadori (EUR)                                                 1,397                        9

News Corporation ADR                                            1,700                       39

Omnicom                                                         3,100                      142

Publicis (EUR)                                                  1,953                       54

Reader's Digest, Class A                                       10,900                      204

Reed Elsevier (GBP)                                            14,942                      142

Scholastic *                                                      600                       23

Sinclair Broadcast, Class A *                                   2,400                       35

Singapore Press (SGD)                                           3,000                       34

TV Azteca (MXN) *                                              88,800                       37

Univision Communications
  Class A *                                                       500                       16

Viacom, Class B *                                               9,790                      434

Vivendi Universal (EUR)                                         2,398                       52

Young Broadcasting, Class A *                                     800                       14

                                                                                         2,509
T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 2002 (Unaudited)
                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands

Multiline Retail 1.2%
AVA (EUR)                                                         496                     $ 18

Debenhams (GBP) *                                               4,791                       24

Kohl's *                                                        1,200                       84

Metro (EUR)                                                     1,229                       38

Neiman Marcus, Class A *                                        1,400                       49

Nordstrom                                                      10,500                      238

Stein Mart *                                                      600                        7

Target                                                          9,200                      351

Wal-Mart                                                        5,600                      308

Wal-Mart de Mexico (MXN)                                       28,900                       78

                                                                                         1,195

Specialty Retail 1.2%
Aeropostale *                                                     600                       17

Autobacs Seven (JPY)                                            1,200                       34

Best Buy *                                                      1,700                       62

Charles Voegele (CHF) *                                           827                       26

Christopher & Banks *                                             650                       28

Copart *                                                        1,500                       24

Home Depot                                                      8,700                      320

Kingfisher (GBP)                                                4,375                       21

Linens `n Things *                                              1,400                       46

Shimachu (JPY)                                                  1,500                       27

Toys "R" Us *                                                  22,800                      398

Travis Perkins (GBP)                                            4,911                       75

Ultimate Electronics *                                            400                       10

Urban Outfitters *                                              1,100                       38

Valora (CHF)                                                      128                       27

                                                                                         1,153

Textiles, Apparel, & Luxury Goods 0.3%
Adidas-Salomon (EUR)                                              435                       36

Christian Dior (EUR)                                            1,619                       62

Columbia Sportswear *                                             300                       10

Culp *                                                            600                       10

Dan River, Class A *                                            1,600                        9

Nike, Class B                                                     900                       48

Stride Rite                                                     2,900                       23

Unifi *                                                         1,600                       17

Yue Yuen Industrial (HKD)                                      27,000                       81

                                                                                           296

Total Consumer Discretionary                                                             8,679

CONSUMER STAPLES 4.8%
Beverages 1.0%
Allied Domecq (GBP)                                            13,530                       89

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands

Anheuser-Busch                                                  3,900                    $ 195

Coca-Cola                                                       5,300                      297

Femsa UBD Units
  (Represents 1 Series B
  and 4 Series D shares) (MXN)                                 18,500                       72

Heineken (EUR)                                                    760                       33

Lion Nathan (NZD)                                              12,300                       33

Orkla, Series A (NOK)                                           1,442                       28

PepsiCo                                                         4,550                      219

Remy Cointreau (EUR)                                            1,203                       39

Sapporo (JPY)                                                   6,000                       16

                                                                                         1,021

Food & Drug Retailing 0.8%
Carrefour (EUR)                                                 1,967                      106

Casey's General Stores                                          5,200                       63

Casino Guichard-Perrachon (EUR)                                   615                       52

CVS                                                             6,700                      205

FamilyMart (JPY)                                                1,100                       27

Great Atlantic & Pacific
  Tea Company *                                                 2,300                       43

J. Sainsbury (GBP)                                             22,116                      120

Performance Food Group *                                          100                        3

Seneca Foods
  Class A *                                                       300                        4

  Class B *                                                       100                        2

Sysco                                                             100                        3

Walgreen                                                        2,400                       93

Wild Oats Markets *                                               700                       11

Woolworths (AUD)                                                7,616                       56

                                                                                           788

Food Products 1.3%
American Italian Pasta, Class A *                                 400                       20

Campbell Soup                                                  12,600                      349

CSM (EUR)                                                       1,967                       47

Dairy Crest (GBP) *                                             6,199                       46

General Mills                                                   8,360                      369

International Multifoods *                                      1,500                       39

Nestle (CHF)                                                      818                      190

Nippon Meat Packers (JPY)                                       4,000                       50

Parmalat Finanz (EUR)                                          39,010                      120

Unilever (GBP)                                                 13,032                      119

                                                                                         1,349

Household Products 0.7%
Colgate-Palmolive                                               6,280                      314

Kao (JPY)                                                       2,000                       46

Kimberly-Clark                                                  4,400                      273

T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 2002 (Unaudited)
                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands

Procter & Gamble                                                  400                     $ 36

                                                                                           669

Personal Products 0.1%
Chattem *                                                       1,000                       31

Fancl (JPY)                                                       600                       22

Playtex Products *                                                300                        4

                                                                                            57

Tobacco 0.9%
Philip Morris                                                  15,580                      681

UST                                                             8,130                      276

                                                                                           957

Total Consumer Staples                                                                   4,841

ENERGY 4.9%
Energy Equipment & Services 1.1%
Atwood Oceanics *                                               1,100                       41

Baker Hughes                                                   15,500                      516

BJ Services *                                                   3,600                      122

Cooper Cameron *                                                  100                        5

FMC Technologies *                                              1,900                       40

Grant Prideco *                                                   300                        4

Hydril *                                                          400                       11

Key Energy Services *                                           1,300                       14

Lone Star Technologies *                                          600                       14

National Oilwell *                                              1,000                       21

Saipem (EUR)                                                    4,564                       33

Seacor Smit *                                                   1,400                       66

Smedvig, Series A (NOK)                                         1,471                        9

Smith International *                                           1,900                      130

TGS Nopec Geophysical (NOK) *                                   1,181                       18

Transocean                                                      1,100                       34

W-H Energy Services *                                           1,000                       22

                                                                                         1,100

Oil & Gas 3.8%
BG Group (GBP)                                                 11,174                       49

BP (GBP)                                                       11,862                      100

BP ADR                                                         15,838                      800

ChevronTexaco                                                   3,324                      294

Cia Espanola de Petroleos (EUR)                                 4,536                       78

ENI (EUR)                                                       4,850                       77

ENI SPA ADR                                                       500                       40

Exxon Mobil                                                    18,014                      737

Forest Oil *                                                    1,400                       40

Marathon Oil                                                   15,160                      411

Noble Affiliates                                                1,600                       58

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands

Norsk Hydro (NOK)                                               1,346                     $ 64

OMV (EUR)                                                          50                        5

Petroleo Brasileiro (Petrobras) ADR                             3,400                       59

Royal Dutch Petroleum ADR                                       2,100                      116

Shell Transport & Trading (GBP)                                19,900                      150

Shell Transport & Trading ADR                                     800                       36

TonenGeneral Sekiyu (JPY) *                                     4,000                       28

TotalFinaElf, Series B (EUR)                                    1,043                      169

TotalFinaElf ADR                                                  696                       56

Ultra Petroleum *                                               1,300                       10

Unocal                                                         10,430                      385

Woodside Petroleum (AUD)                                        3,973                       30

XTO Energy                                                      3,750                       77

                                                                                         3,869

Total Energy                                                                             4,969

FINANCIALS 14.9%
Banks 5.6%
77 Bank (JPY)                                                  10,000                       39

ABN AMRO (EUR)                                                  2,285                       41

Alliance & Leicester (GBP)                                      9,198                      116

Anglo Irish Bank (EUR)                                          9,871                       64

Australia & New Zealand Banking (AUD)                           4,000                       43

Australia & New Zealand Banking ADR                             1,200                       65

Banca Intesa (EUR)                                             41,262                      126

Banca Popolare di Milano (EUR) *                                1,400                        6

Banco Bradesco ADR                                              2,176                       43

Banco Santander Central Hispano (EUR)                          12,497                       99

Banco Santiago ADR                                              4,000                       69

Bank of America                                                11,900                      837

Bank of New York                                                4,400                      149

Bank One                                                        9,090                      350

BNP Paribas (EUR) *                                             2,037                      112

BPCI (EUR) *                                                    1,454                       13

Chittenden                                                      3,575                      104

Citizens Banking                                                2,300                       67

Commonwealth Bank of Australia (AUD)                            5,200                       96

DBS (SGD)                                                       6,489                       46

Den Norske Bank (NOK)                                           1,197                        7

Deutsche Bank (EUR)                                             1,442                      100

T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 2002 (Unaudited)
                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands

Dexia (EUR)                                                     3,216                     $ 49

Fifth Third Bancorp                                             2,700                      180

First Bell Bancorp                                                100                        2

Frankfort First                                                   100                        2

Glacier Bancorp                                                 1,066                       26

HBOS (GBP)                                                     18,376                      199

HSBC (GBP)                                                      7,070                       81

ITLA Capital *                                                    300                        9

Jyske (DKK) *                                                   1,019                       25

KBC (EUR)                                                         850                       34

Lloyds TSB (GBP)                                                6,960                       69

Mellon Financial                                               13,880                      436

Mizuho Holdings (JPY)                                              38                       84

National Australia Bank (AUD)                                   7,390                      147

Northern Trust                                                  1,900                       84

Overseas Chinese Banking (SGD)                                  8,250                       55

Provident Bankshares                                            1,800                       43

Royal Bank of Scotland (GBP)                                    6,870                      195

SEB, Series A (SEK)                                             7,243                       76

Societe Generale (EUR)                                            364                       24

Southwest Bancorp *                                             1,900                       69

Svenska Handelsbanken Series A (SEK)                            3,475                       53

The Bank of Yokohama (JPY)                                     13,000                       55

The DePfa Group (EUR)                                             631                       39

U.S. Bancorp                                                   21,500                      502

Unibanco GDR                                                    2,700                       45

UniCredito (EUR)                                               19,520                       88

Valley National Bancorp                                         2,431                       68

Wells Fargo                                                     4,300                      215

WestAmerica                                                     1,900                       74

                                                                                         5,620

Diversified Financials 3.8%
Aiful (JPY)                                                       900                       59

American Express                                               12,150                      441

Banco BPI (EUR)                                                10,434                       25

Bradford Bingley (GBP)                                         17,676                       87

Capital One Financial                                           1,900                      116

Charles Schwab                                                  4,050                       45

Citigroup                                                      19,250                      746

Fannie Mae                                                      9,420                      695

Franklin Resources                                              2,200                       94

Freddie Mac                                                    10,180                      623

GIMV (EUR)                                                        700                       22

Goldman Sachs Group                                             1,400                      103

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands

Ifil (Ordinary shares) (EUR)                                    6,436                     $ 30

ING Groep (EUR)                                                 4,340                      111

Merrill Lynch                                                   3,300                      134

Morgan Stanley                                                  4,400                      190

Promise (JPY)                                                   1,400                       71

SLM Corporation                                                   800                       77

State Street                                                    4,600                      206

                                                                                         3,875

Insurance 3.9%
ACE Limited                                                     2,400                       76

Aegon (EUR)                                                     1,589                       33

Allianz (EUR)                                                     409                       82

Allstate                                                          700                       26

American International Group                                    8,498                      580

AMP (AUD)                                                       3,000                       26

AXA (EUR)                                                       3,616                       66

Brown and Brown                                                 1,900                       60

CNP Assurances (EUR)                                            2,180                       89

Hannover Reckversi (EUR) *                                        419                       33

Harleysville Group                                              1,100                       30

Hartford Financial Services Group                               2,200                      131

Helvetia Patria (CHF)                                             194                       28

Horace Mann Educators                                           3,900                       73

John Hancock Financial Services                                   300                       11

London Pacific Group ADR                                          170                        1

Markel *                                                          200                       39

Marsh & McLennan                                                2,500                      241

Millea (JPY) *                                                      6                       49

Mitsui Sumitomo Insurance (JPY)                                10,000                       54

Munich Re (EUR)                                                   320                       76

National Mutual (AUD)                                          36,949                       56

Ohio Casualty *                                                 2,800                       59

PartnerRe                                                       1,500                       73

Progressive Corporation                                         2,000                      116

Prudential (GBP)                                                7,225                       66

Royal & Sun (GBP)                                              20,837                       77

SAFECO                                                         12,800                      395

Selective Insurance                                             1,200                       34

St. Paul Companies                                              6,500                      253

Swiss Re (CHF)                                                    966                       94

Triad Guaranty *                                                  500                       22

UnumProvident                                                  14,000                      356

W. R. Berkley                                                   1,300                       72

XL Capital, Class A4,                                             900                      415

                                                                                         3,892

T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 2002 (Unaudited)
                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands
Real Estate 1.6%
AMP Diversified
  Property Trust (AUD)                                         18,681                     $ 28

Apartment Investment &
  Management, Class A, REIT                                       200                       10

Arden Realty, REIT                                              1,300                       37

CapitaLand (SGD)                                                7,000                        6

Corio (EUR)                                                     1,148                       29

EastGroup Properties, REIT                                      1,900                       49

Federal Realty Investment
  Trust, REIT                                                  10,800                      299

Gables Residential Trust, REIT                                  1,700                       54

General Property Trust (AUD)                                   29,469                       46

Glenborough Realty Trust, REIT                                  1,800                       43

Goldcrest (JPY)                                                   700                       21

JP Realty, REIT                                                   500                       13

Land Securities (GBP)                                           1,681                       22

LaSalle Hotel Properties, REIT                                    900                       14

Manufactured Home Communities, REIT                               600                       21

Metrovacesa (EUR)                                               2,805                       58

Parkway Properties, REIT                                        1,200                       44

Reckson Associates Realty
  Class A, REIT                                                10,300                      256

  Class B, REIT                                                   626                       16

Simon Property Group, REIT                                      8,896                      328

Singapore Land (SGD)                                           11,000                       22

Sun Hung Kai Properties (HKD)                                  11,000                       84

Washington, REIT                                                1,800                       52

Wereldhave (EUR) *                                                614                       34

Westfield Trust (AUD)                                          33,500                       64

                                                                                         1,650

Total Financials                                                                        15,037

HEALTH CARE 7.8%
Biotechnology 0.4%
Abgenix *                                                         200                        2

Alkermes *                                                      1,700                       27

Amgen *                                                         2,300                       96

Cephalon *                                                        676                       31

Cubist Pharmaceuticals *                                          300                        3

CV Therapeutics *                                                 200                        4

Deltagen *                                                        400                        1

Exelixis *                                                        700                        5

Gilead Sciences *                                                 200                        7

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands

IDEC Pharmaceuticals *                                          1,100                     $ 39

Incyte Genomics *                                                 400                        3

LION bioscience (EUR) *                                           815                        3

MedImmune *                                                     3,600                       95

Neurocrine Biosciences *                                          500                       14

NPS Pharmaceuticals *                                             600                        9

OSI Pharmaceuticals *                                             200                        5

QIAGEN (EUR) *                                                    297                        4

Regeneron Pharmaceuticals *                                       100                        1

Triangle Pharmaceuticals *                                      1,600                        4

Trimeris *                                                        500                       22

Versicor *                                                        700                        9

Vertex Pharmaceuticals *                                          348                        6

ViroPharma *                                                      400                        1

                                                                                           391

Health Care Equipment & Supplies 0.5%
Baxter International                                            4,600                      204

Edwards Lifesciences *                                          1,100                       25

EPIX Medical *                                                    400                        4

Guidant *                                                       1,200                       36

Inhale Therapeutic Systems *                                      900                        9

Medtronic                                                       2,300                       99

Nobel Biocare (SEK) *                                             217                       14

Radiometer (DKK)                                                  600                       22

Serologicals *                                                    200                        4

Sola *                                                            400                        5

Steris *                                                        1,600                       31

Tecan (CHF)                                                       528                       21

Waters Corporation *                                              300                        8

Wilson Greatbatch Technologies *                                1,000                       25

                                                                                           507

Health Care Providers & Services 1.9%
AmeriPath *                                                     1,400                       34

AmerisourceBergen                                               2,400                      182

AMN Healthcare Services *                                         100                        4

Cardinal Health                                                 2,100                      129

Cross Country *                                                   400                       15

Gehe (EUR)                                                      1,194                       50

HCA                                                             3,200                      152

Henry Schein *                                                  1,500                       67

Hooper Holmes                                                   4,000                       32

Laboratory Corporation of America *                             2,500                      114

Lifeline Systems *                                                700                       18

Lincare Holdings *                                                200                        6

Maximus *                                                       2,100                       67

T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 2002 (Unaudited)
                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands

Orthodontic Centers of America *                                  700                     $ 16

Renal Care Group *                                                650                       20

Tenet Healthcare *                                              1,000                       72

UnitedHealth Group                                              7,400                      677

Wellpoint Health Networks *                                     3,600                      280

                                                                                         1,935

Pharmaceuticals 5.0%
Abbott Laboratories                                             5,000                      188

Allergan                                                        1,000                       67

AstraZeneca (GBP) *                                             2,530                      105

Aventis (EUR)                                                   2,952                      209

Biovail *                                                       1,800                       52

CSL Limited (AUD)                                               1,614                       29

Eisai (JPY)                                                     2,000                       51

Eli Lilly                                                       1,100                       62

Eon Labs *                                                        300                        5

Forest Laboratories *                                           1,000                       71

GlaxoSmithKline (GBP)                                           8,881                      192

GlaxoSmithKline ADR                                             2,800                      121

Guilford Pharmaceuticals *                                        100                        1

Hisamitsu Pharmaceutical (JPY)                                  2,000                       26

Hoechst (EUR)                                                     877                       46

IntraBiotics Pharmaceuticals *                                    200                        0

Johnson & Johnson                                               6,860                      359

King Pharmaceuticals *                                            366                        8

Kyorin (JPY)                                                    1,000                       24

Medicines Company *                                               500                        6

Merck                                                           8,500                      431

Novartis (CHF)                                                  8,005                      351

Noven Pharmaceuticals *                                         1,600                       41

Novo Nordisk (DKK)                                                607                       20

Pfizer                                                         22,975                      804

Pharmacia                                                       3,975                      149

Schering-Plough                                                20,600                      507

Schwarz Pharma (EUR)                                              815                       26

Shire Pharmaceuticals (GBP) *                                   3,907                       35

Takeda Chemical Industries (JPY)                                2,000                       88

Wyeth                                                          17,680                      905

                                                                                         4,979

Total Health Care                                                                        7,812

INDUSTRIALS & BUSINESS SERVICES 8.2%
Aerospace & Defense 0.2%
Armor Holdings *                                                2,400                       61

General Dynamics                                                  300                       32

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands

Honeywell International                                           700                     $ 25

SIA Engineering (SGD) *                                        23,000                       31

Thales (EUR)                                                    1,208                       51

                                                                                           200

Air Freight & Logistics 0.4%
C.H. Robinson Worldwide                                           600                       20

Expeditors International of Washington                          1,400                       46

Forward Air *                                                   1,200                       39

Pacer International *                                           1,200                       21

Ryder System                                                    1,400                       38

TNT Post (EUR)                                                    929                       21

UPS, Class B                                                    2,400                      148

UTi Worldwide                                                   1,400                       28

                                                                                           361

Airlines 0.1%
Frontier Airlines *                                               200                        2

Midwest Express Holdings *                                      1,100                       14

Singapore Airlines (SGD)                                        7,000                       51

                                                                                            67

Building Products 0.1%

Central Glass (JPY)                                             6,000                       35

Simpson Manufacturing *                                           500                       29

Watsco                                                            400                        7

                                                                                            71

Commercial Services & Supplies 3.2%
Apollo Group, Class A *                                         3,550                      140

Automatic Data Processing                                       3,280                      143

BISYS Group *                                                   1,400                       47

Brambles Industries (GBP)                                      18,041                       90

Buhrmann (EUR)                                                  3,286                       30

Cendant *                                                       7,500                      119

Central Parking                                                 2,700                       62

CompX International                                             1,000                       13

Concord EFS *                                                  10,200                      307

DST Systems *                                                     500                       23

Electro Rent *                                                  1,100                       14

Factset Research Systems                                        1,200                       36

First Data                                                     13,568                      505

G&K Services, Class A                                           1,200                       41

Global Payments                                                 1,300                       39

H&R Block                                                       5,300                      245

Herman Miller                                                   1,900                       38

Iron Mountain *                                                 3,150                       97

KForce.com *                                                      308                        2

Layne Christensen *                                               300                        3

T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 2002 (Unaudited)
                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands

New England Business Service                                    1,800                     $ 45

Paychex                                                           300                        9

R.R. Donnelley                                                 17,900                      493

Resources Connection *                                          1,800                       49

Securitas, Series B (SEK)                                       1,408                       29

SOURCECORP *                                                    1,200                       32

Spherion *                                                      1,700                       20

Tetra Tech *                                                    2,990                       44

United Stationers *                                             1,600                       49

Waste Management                                               18,622                      485

Waterlink *                                                     1,300                        0

West Corporation *                                              1,000                       22

                                                                                         3,271

Construction & Engineering 0.1%
Eiffage (EUR)                                                     190                       17

HOCHTIEF (EUR)                                                  1,148                       22

Insituform Technologies, Class A *                              1,300                       27

JGC (JPY)                                                       6,000                       43

                                                                                           109

Electrical Equipment 0.3%
A.O. Smith                                                      2,900                       90

American Superconductor *                                         400                        2

Belden                                                          3,500                       73

Draka (EUR)                                                     1,193                       28

Global Power Equipment Group *                                    100                        1

Hitachi Cable (JPY)                                             9,000                       40

Paxar *                                                         3,800                       64

PECO II *                                                       1,000                        3

Woodward Governor                                                 500                       30

                                                                                           331

Industrial Conglomerates 1.6%
3M                                                              3,870                      476

GE                                                             16,300                      473

Hutchison Whampoa (HKD)                                        18,600                      139

Siemens (EUR)                                                   2,298                      138

Tyco International                                             27,652                      374

                                                                                         1,600

Machinery 1.2%
Actuant Corporation, Class A *                                    920                       38

Cuno *                                                          1,100                       40

Danaher                                                         4,200                      279

Deere                                                           4,300                      206

Deutz (EUR) *                                                   6,000                       13

Fanuc (JPY)                                                       500                       25

Harsco                                                          2,300                       86

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands

IDEX                                                              300                     $ 10

IMI (GBP)                                                      13,880                       69

Joy Global *                                                      400                        7

Mitsubishi Heavy Industries (JPY)                              22,000                       67

NTN (JPY)                                                      17,000                       67

Pall                                                            9,600                      199

Reliance Steel & Aluminum                                         400                       12

Saurer (CHF) *                                                    423                       12

Sembcorp Marine (SGD)                                          48,000                       30

Singulus Technologies (EUR) *                                     752                       21

SKF, Series B (SEK)                                             1,550                       40

                                                                                         1,221

Marine 0.1%
Bergesen, Series A (NOK)                                        2,283                       48

International Shipholding *                                       500                        3

Kamigumi (JPY)                                                  9,000                       38

                                                                                            89

Road & Rail 0.7%
Burlington Northern Santa Fe                                    6,400                      192

Cowie (GBP)                                                    10,998                       55

Heartland Express *                                               551                       13

Norfolk Southern                                               19,400                      454

Railtrack (GBP)                                                 5,089                       17

                                                                                           731

Trading Companies & Distributors 0.2%
Hagemeyer (EUR)                                                 1,560                       22

Mitsubishi (JPY)                                                9,000                       65

MSC Industrial Direct, Class A *                                  800                       16

Sumitomo (JPY)                                                  9,000                       54

                                                                                           157

Total Industrials & Business Services                                                    8,208

INFORMATION TECHNOLOGY 4.9%
Communications Equipment 1.0%
Black Box *                                                     1,200                       49

Brocade Communications Systems *                                1,000                       18

Cisco Systems *                                                19,700                      275

Corning *                                                      34,500                      123

ditech Communications *                                           500                        1

GN Great Nordic (DKK) *                                         9,385                       34

Harmonic *                                                        900                        3

LM Ericsson, Class B ADR *                                     11,800                       17

Lucent Technologies *                                          41,900                       70

Motorola                                                        2,200                       32

T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 2002 (Unaudited)
                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands

Nokia (EUR)                                                     2,343                     $ 34

Nokia ADR                                                      11,400                      165

Packeteer *                                                       500                        2

QUALCOMM *                                                      4,200                      115

Riverstone Networks *                                           2,300                        7

Sagem (EUR)                                                       381                       25

Stratos Lightwave *                                             1,171                        2

Tekelec *                                                         600                        5

                                                                                           977

Computers & Peripherals 0.3%
Creative Technology (SGD)                                       3,600                       32

Dell Computer *                                                 5,700                      149

IBM                                                               700                       50

Lexmark International, Class A *                                1,800                       98

Mitsumi Electric (JPY)                                          2,200                       35

                                                                                           364

Electronic Equipment & Instruments 0.6%
Analogic                                                        1,100                       54

Anritsu (JPY)                                                   2,000                       14

Artesyn Technologies *                                          2,000                       13

Celestica *                                                     1,800                       41

Hitachi (JPY)                                                   3,000                       19

Hitachi ADR                                                       200                       13

Hitachi Chemical (JPY)                                          2,600                       29

Hosiden (JPY)                                                   1,000                       13

KEMET *                                                         3,600                       64

Kyocera (JPY)                                                     600                       44

Littelfuse *                                                    2,400                       56

LSI Industries                                                  1,250                       23

Methode Electronics, Class A                                    2,700                       34

Newport *                                                         700                       11

Nippon Electric Glass (JPY)                                     3,000                       29

Plexus *                                                        3,400                       62

Technitrol                                                      1,700                       40

Woodhead Industries                                             1,600                       27

                                                                                           586

Internet Software & Services 0.1%
Digital Impact *                                                1,600                        3

Internet Security Systems *                                     2,000                       26

Keynote Systems *                                                 500                        4

MatrixOne *                                                     3,100                       19

Netegrity *                                                     1,400                        9

Register.com *                                                    400                        3

Sonicwall *                                                       500                        2

Stellent *                                                        600                        3

                                                                                            69

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands
IT Consulting & Services 0.4%
Accenture, Class A *                                            1,700                     $ 32

Affiliated Computer Services, Class A *                         4,400                      209

Analysts International                                            900                        4

AnswerThink *                                                     700                        3

CACl International, Class A *                                   1,200                       46

Cap Gemini (EUR)                                                  499                       20

ITOCHU (JPY)                                                      200                        8

ManTech, Class A *                                                500                       12

MPS Group *                                                     2,800                       24

Renaissance Learning *                                            700                       14

Teleplan (EUR) *                                                  199                        1

Thiel Logistik (EUR) *                                          2,088                        6

                                                                                           379

Office Electronics 0.1%
Canon (JPY)                                                     3,000                      113

                                                                                           113

Semiconductor Equipment & Products 1.2%
Agere Systems, Class A *                                          451                        1

Agere Systems, Class B *                                       11,085                       16

Analog Devices *                                                4,100                      122

Applied Materials *                                             5,200                       99

ATMI *                                                          1,700                       38

Cabot Microelectronics *                                          600                       26

Entegris *                                                      2,600                       38

Exar *                                                          1,100                       22

Genesis Microchip *                                               300                        2

hi/fn *                                                           200                        1

Infineon Technologies (EUR) *                                   1,825                       29

Intel                                                           7,100                      130

Jenoptik (EUR)                                                  1,935                       37

KLA-Tencor *                                                      700                       31

Linear Technology                                                 700                       22

Maxim Integrated Products *                                     5,500                      211

MKS Instruments *                                               1,700                       34

Mykrolis *                                                      2,600                       31

Pixelworks *                                                    1,000                        8

QLogic *                                                        1,000                       38

QuickLogic *                                                    1,100                        4

Rohm Company (JPY)                                                200                       30

Samsung Electronics (KRW)                                         200                       55

Shinko Electric Industries (JPY)                                  600                       14

Sipex *                                                           800                        4

Texas Instruments                                               6,100                      144

T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 2002 (Unaudited)
                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands

Xilinx *                                                        1,000                     $ 22

                                                                                         1,209

Software 1.2%
Activision *                                                      150                        4

Actuate *                                                       1,300                        6

Adobe Systems                                                   1,000                       29

Autonomy (GBP) *                                                1,609                        7

Concord Communications *                                          400                        7

Electronic Arts *                                                 500                       33

Enix Corporation (JPY)                                          2,000                       38

Jack Henry & Associates                                         3,500                       58

Kronos *                                                        2,000                       61

Magma Design Automation *                                         200                        3

Mercury Interactive *                                             600                       14

Microsoft *                                                    11,740                      642

Midway Games *                                                  2,900                       25

NetIQ *                                                           484                       11

Progress Software *                                             2,600                       38

Quest Software *                                                  800                       12

Sage (GBP)                                                     12,141                       31

SAP (EUR)                                                         602                       59

Siebel Systems *                                                  300                        4

SPSS *                                                            900                       14

Trend Micro (JPY) *                                             1,000                       28

Verisity *+                                                       500                        9

VERITAS Software *                                              2,375                       47

Verity *                                                        1,800                       20

Wind River Systems *                                            2,200                       11

                                                                                         1,211

Total Information Technology                                                             4,908

MATERIALS 4.0%
Chemicals 2.2%
Agrium                                                          4,500                       42

Airgas *                                                        3,800                       66

Arch Chemicals                                                  2,200                       54

BASF (EUR)                                                      2,421                      112

Degussa (EUR)                                                   3,647                      128

Dow Chemical                                                    7,200                      247

DuPont                                                          3,484                      155

Ferro                                                             500                       15

Great Lakes Chemical                                            7,410                      196

Hercules *                                                     18,800                      218

IMC Global                                                      3,200                       40

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands

International Flavors & Fragrances                             10,100                    $ 328

Kaneka (JPY)                                                    7,000                       49

MacDermid                                                         400                        9

Material Sciences *                                             1,500                       21

Minerals Technologies                                           1,600                       79

Potash Corp./Saskatchewan                                       3,400                      227

Scotts, Class A *                                               1,600                       73

Shin-Etsu Chemical (JPY)                                        3,600                      155

                                                                                         2,214

Construction Materials 0.2%
Boral (AUD)                                                    19,079                       40

Cemex Participating Certificates
  (Represents 2 Series A
  and 1 Series B shares) (MXN)                                 14,758                       78

Ciments Francais (EUR)                                            753                       37

Heidelberg Zement (EUR)                                           579                       29

RMC (GBP)                                                       5,988                       60

                                                                                           244

Containers & Packaging 0.0%
Ivex Packaging *                                                  800                       18

Smurfit-Stone Container *                                         300                        5

                                                                                            23

Metals & Mining 1.0%
Alcoa                                                           9,968                      331

Anglo American (GBP)                                              505                        8

Arbed (EUR)                                                       123                       17

Companhia Vale do Rio Doce ADR
  (1 ADR represents 1 preferred A share)                        2,200                       57

Gibraltar Steel                                                   200                        4

Lihir Gold (AUD) *                                             29,900                       23

Newmont Mining                                                    298                        8

NN, Inc.                                                          400                        5

Pechiney (EUR)                                                    681                       31

Phelps Dodge                                                    9,500                      391

Rio Tinto (AUD)                                                 8,053                      152

                                                                                         1,027

Paper & Forest Products 0.6%
Buckeye Technologies *                                          3,200                       31

MeadWestvaco                                                    5,800                      195

Potlatch                                                          100                        3

Svenska Cellulosa (SEK)                                         1,649                       59

Weyerhaeuser                                                    4,100                      262

                                                                                           550

Total Materials                                                                          4,058

T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 2002 (Unaudited)
                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands
TELECOMMUNICATION SERVICES 1.8%
Diversified Telecommunication Services 1.0%
AT&T                                                           18,279                    $ 196

BT Group (GBP) *                                               13,934                       54

Carso Global Telecom (MXN) *                                   30,700                       33

Hellenic Telecommunications (EUR) *                             1,800                       28

Netcom Systems, Series B (SEK) *                                1,089                       20

Olivetti (EUR) *                                               18,703                       20

Portugal Telecom (EUR)                                          4,813                       34

SBC Communications                                              5,820                      178

Sprint                                                         15,400                      163

TDC A/S (DKK)                                                   1,675                       46

Telecom Italia (Ordinary shares) (EUR)                         13,216                      103

Telmex, Series L ADR                                            2,400                       77

Telstra (AUD)                                                  15,000                       39

Verizon Communications                                            200                        8

                                                                                           999

Wireless Telecommunication Services 0.8%
America Movil ADR, Series L                                     3,900                       52

Bouygues (EUR)                                                  1,255                       35

China Mobile (HKD) *                                            8,500                       25

Debitel (EUR)                                                   1,530                       14

KDDI (JPY)                                                         16                       49

NTT DoCoMo (JPY)                                                   30                       74

Telecom Italia Mobile (EUR)                                    20,448                    84

Vodafone (GBP)                                                 32,785                       45

Vodafone ADR                                                   29,700                      406

Western Wireless, Class A *                                       600                        2

                                                                                           786

Total Telecommunication Services                                                         1,785

UTILITIES 1.6%
Electric Utilities 1.4%
Chubu Electric (JPY)                                            3,500                       61

Cleco                                                           3,000                       66

Constellation Energy Group                                      6,800                      199

E.On (EUR)                                                      3,450                      200

Electrobras ADR                                                 5,400                       25

Exelon                                                          4,775                      250

FirstEnergy                                                     5,187                      173

Hokuriku Electric (JPY)                                         2,500                       33

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands

Hong Kong Electric (HKD)                                        7,200                     $ 27

Iberdrola (EUR)                                                 9,985                      145

MVV Energie (EUR)                                                 751                       12

TXU                                                             3,440                      177

Unisource Energy                                                  700                       13

                                                                                         1,381

Gas Utilities 0.2%
Australian Gas Light (AUD)                                     10,765                       60

Centrica (GBP)                                                 27,257                       84

El Paso Corporation                                               300                        6

Tokyo Gas (JPY)                                                11,000                       31

                                                                                           181

Water Utilities 0.0%
Severn Trent (GBP)                                              6,495                       72

                                                                                            72

Total Utilities                                                                          1,634

Total Common Stocks and Warrants
(Cost $59,998)                                                                          61,931

PREFERRED STOCKS 0.1%
Anvil, Series B, PIK *                                          1,161                       20

CSC Holdings, Series M, PIK                                     1,350                       84

Granite Broadcasting, PIK *                                        25                       16

Sinclair Capital, PIK                                              25                        3

Total Preferred Stocks (Cost $170)                                                         123

CONVERTIBLE PREFERRED STOCKS 0.1%
Ford Motor Company Capital Trust II                               450                       25

Total Convertible Preferred Stocks
(Cost $23)                                                                                  25

CORPORATE BONDS 16.4%
Acme Television
  Sr. Notes, STEP
    10.875%, 9/30/04                                           25,000                       25

Actuant Corporation
  Sr. Sub. Notes
    13.00%, 5/1/09                                             49,000                       57

Advance Stores
  Sr. Sub. Notes
    10.25%, 4/15/08                                            50,000                       52

T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 2002 (Unaudited)
                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands
AEP Industries
  Sr. Sub. Notes, 144A
    9.875%, 11/15/07                                           25,000                     $ 25

AGCO
  Sr. Notes
    9.50%, 5/1/08 +                                            25,000                       27

AIG Sunamerica Global Financing XII
  Sr. Notes, 144A
    5.30%, 5/30/07                                            100,000                      102

Ainsworth Lumber
  Sr. Notes
    13.875%, 7/15/07                                           50,000                       55

AK Steel
  Sr. Notes
    9.125%, 12/15/06                                           75,000                       79

Alaska Communications Systems Group
  Sr. Sub. Notes
    9.375%, 5/15/09                                           100,000                       90

Alaska Steel Corporation, 144A
    7.75%, 6/15/12                                             50,000                       50

Allegheny Energy
  Sr. Notes, 144A
    8.25%, 4/15/12                                            135,000                      142

Allstate Financial Global Funding
  Sr. Notes, 144A
    5.25%, 2/1/07                                             125,000                      126

American Achievement
  Sr. Notes
    11.625%, 1/1/07                                            25,000                       26

American Builders & Contractors Supply
  Series B, Sr. Sub. Notes
    10.625%, 5/15/07                                          100,000                      103

Amerigas Partners
  Sr. Notes
    10.00%, 4/15/06                                           100,000                      106

Ameristar Casinos
  Sr. Notes
    10.75%, 2/15/09                                           100,000                      107

AMF Bowling Worldwide
  Sr. Sub. Notes
    13.00%, 2/28/08                                            25,000                       27

Anteon
  Sr. Sub. Notes
    12.00%, 5/15/09                                            38,000                       42

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands
AOL Time Warner
  Sr. Notes
    7.625%, 4/15/31                                           105,000                     $ 93

Appalachian Power Company
  Series E, Sr. Notes
    4.80%, 6/15/05                                            115,000                      115

Applied Extrusion Technologies
  Sr. Notes
    10.75%, 7/1/11                                             25,000                       23

Argosy Gaming
  Sr. Sub. Notes
    10.75%, 6/1/09                                            125,000                      135

Armkel Finance
  Sr. Sub. Notes
    9.50%, 8/15/09                                             50,000                       51

Arvin Industries
  Sr. Notes
    7.125%, 3/15/09                                            50,000                       49

ASAT Finance
  Sr. Notes
    12.50%, 11/1/06                                            32,500                       25

Associated Materials
  Sr. Sub. Notes, 144A
    9.75%, 4/15/12                                             50,000                       51

AT&T
  Sr. Notes, 144A
    8.00%, 11/15/31                                            90,000                       69

Avecia Group
  Sr. Notes
    11.00%, 7/1/09                                             50,000                       50

Avis Group
  Sr. Sub. Notes
    11.00%, 5/1/09                                             75,000                       79

B&G Foods
  Sr. Sub. Notes
    9.625%, 8/1/07                                             25,000                       26

Bally Total Fitness
  Sr. Sub. Notes
    9.875%, 10/15/07                                          200,000                      203

Bethlehem Steel
  Sr. Notes
    10.375%, 9/1/03                                            50,000                        5

Better Minerals & Aggregates
  Sr. Sub. Notes
    13.00%, 9/15/09                                            25,000                       23

T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 2002 (Unaudited)
                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands
Burns Philip Capital Property
  Sr. Sub. Notes, 144A
    9.75%, 7/15/12                                             75,000                     $ 74

Canada Government
    3.50%, 6/1/04 (CAD)                                     1,300,000                      849

Canadian Natural Resources
  Sr. Notes
    7.20%, 1/15/32                                             90,000                       92

Canwest Media
  Sr. Sub. Notes
    10.625%, 5/15/11                                           25,000                       25

Charter Communications
  Sr. Notes
    11.125%, 1/15/11                                           25,000                       18

Charter One Bank
  Sr. Sub Notes
    6.375%, 5/15/12                                            70,000                       72

Chevron Phillips Chemical
  Sr. Notes, 144A
    5.375%, 6/15/07                                           105,000                      105

Chumash Casino & Resort
  Sr. Notes, 144A
    9.00%, 7/15/10                                             25,000                       25

Cinemark USA
  Series B, Sr. Sub. Notes
    8.50%, 8/1/08                                              50,000                       48

CIT Group
  Sr. Notes
    7.75%, 4/2/12                                              60,000                       60

Clear Channel Communications
  Sr. Notes
    7.875%, 6/15/05                                           135,000                      141

Coastal Bancorp
  Sr. Notes
    6.50%, 5/15/06                                            135,000                      132

Coinmach
  Sr. Notes, 144A
    9.00%, 2/1/10                                              50,000                       50

Collins & Aikman
  Sr. Notes, 144A
    10.75%, 12/31/11                                           25,000                       25

Collins & Aikman Floorcovering
  Sr. Sub. Notes, 144A
    9.75%, 2/15/10                                             25,000                       26

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands
Comcast Cable Communications
  Sr. Notes
    6.75%, 1/30/11                                            150,000                    $ 134

Constellation Energy Group
  Sr. Notes
    6.35%, 4/1/07                                             135,000                      140

Consumers Energy Group
  1st. Mtg.
    6.00%, 3/15/05                                             90,000                       87

Container Corp. of America
  Sr. Notes
    9.75%, 4/1/03                                              50,000                       51

Cott Beverages
  Sr. Sub. Notes
    8.00%, 12/15/11                                            75,000                       76

Countrywide Home Loans
  Sr. Notes
    5.50%, 2/1/07                                             135,000                      137

Cox Communications
  Sr. Notes
    7.875%, 8/15/09                                            75,000                       73

Credit Suisse First Boston
  Sr. Notes
    6.50%, 1/15/12                                             65,000                       66

CSK Auto
  Sr. Notes, 144A
    12.00%, 6/15/06                                            25,000                       27

DaimlerChrysler
  Sr. Notes
    7.30%, 1/15/12                                             80,000                       84

Dan River
  Sr. Sub. Notes
    10.125%, 12/15/03                                          50,000                       43

Dana
  Sr. Notes
    9.00%, 8/15/11                                             25,000                       24

    144A, 10.125%, 3/15/10                                     25,000                       26

Dimon
  Sr. Notes
    9.625%, 10/15/11                                           50,000                       53

Dyersburg
  Series B, Sr. Sub. Notes
    9.75%, 9/1/07                                              50,000                        0

Dyncorp
  Sr. Sub. Notes
    9.50%, 3/1/07                                              50,000                       52

T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 2002 (Unaudited)
                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands
Earle M. Jorgensen
  Sr. Notes, 144A
    9.75%, 6/1/12                                              25,000                     $ 25

Echostar DBS
  Sr. Notes
  144A, 9.125%, 1/15/09                                        25,000                       23

    9.375%, 2/1/09                                            100,000                       93

El Paso Energy Partners
  Sr. Sub. Notes
    8.50%, 6/1/11                                              75,000                       74

Encore Acquisition
  Sr. Sub. Notes, 144A
    8.375%, 6/15/12                                            25,000                       25

Fairchild Semiconductor
  Sr. Sub. Notes
    10.50%, 2/1/09                                            100,000                      107

Federal Republic Of Germany
    5.00%, 5/20/05 (EUR)                                      800,000                      804

First Energy
  Sr. Notes
    7.375%, 11/15/31                                          100,000                       95

Fisher Scientific
  Sr. Sub. Notes, 144A
    8.125%, 5/1/12                                             25,000                       25

Flextronics
  Sr. Sub. Notes
    9.875%, 7/1/10                                             25,000                       26

Foamex L.P.
  Sr. Notes, 144A
    10.75%, 4/1/09                                             25,000                       26

Foodmaker
  Sr. Notes
    9.75%, 11/1/03                                            125,000                      127

Ford Motor
  Sr. Notes
    7.45%, 7/16/31                                            240,000                      224

Four M
  Sr. Notes
    12.00%, 6/1/06                                             75,000                       78

France Telecom
  Sr. Notes
    8.25%, 3/1/11                                             150,000                      137

Fresenius
  Sr. Notes
    7.875%, 2/1/08                                             50,000                       45

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands
Gap
  Sr. Notes, STEP
    10.55%, 12/15/08                                           50,000                     $ 51

General Motors Acceptance Corp.
  Sr. Notes
    8.00%, 11/1/31                                            150,000                      153

Geophysique
  Sr. Notes
    10.625%, 11/15/07                                          50,000                       52

Global Imaging Systems
  Sr. Sub. Notes
    10.75%, 2/15/07                                            50,000                       50

Goldman Sachs Group
  Sr. Notes
    6.60%, 1/15/12                                            110,000                      112

Granite Broadcasting
  Sr. Sub. Notes
    10.375%, 5/15/05                                           25,000                       24

Hanover Equipment Trust
  Sr. Notes, 144A
    8.50%, 9/1/08                                              25,000                       23

    8.75%, 9/1/11                                              25,000                       24

Hartford Life
  Sr. Notes
    6.90%, 6/15/04                                            150,000                      158

Hasbro
  Sr. Notes
    6.60%, 7/15/28                                             25,000                       19

    8.50%, 3/15/06                                             25,000                       25

Herbst Gaming
  Sr. Notes
    10.75%, 9/1/08                                             25,000                       26

Hercules
  Sr. Notes
    11.125%, 11/15/07                                          70,000                       78

Hockey Company
  Sr. Notes, 144A
    11.25%, 4/15/09                                            25,000                       25

Hollywood Casino
  1st. Mtg.
    11.25%, 5/1/07                                             50,000                       54

Hollywood Park
  Sr. Sub. Notes
    9.25%, 2/15/07                                             50,000                       46

T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 2002 (Unaudited)
                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands
Host Marriott L.P.
  Series I, Sr. Notes, 144A
    9.50%, 1/15/07                                             50,000                     $ 50

Household Finance
  Sr. Notes
    7.00%, 5/15/12                                            100,000                      100

Huntsman ICI Chemicals
  Sr. Notes, 144A
    9.875%, 3/1/09                                             50,000                       50

  Sr. Sub. Notes
    10.125%, 7/1/09                                            50,000                       44

IESI Corporation
  Sr. Sub. Notes, 144A
    10.25%, 6/15/12                                            25,000                       25

Insight Health Services
  Sr. Sub. Notes
    9.875%, 11/1/11                                            50,000                       50

Inter-American Development Bank
  Sr. Notes
    5.00%, 11/15/06 (AUD)                                     800,000                      433

Interface
  Sr. Notes
    10.375%, 2/1/10                                            25,000                       26

International Game Technology
  Sr. Notes
    8.375%, 5/15/09                                            50,000                       53

International Lease Finance
  Sr. Notes
    6.375%, 3/15/09                                           100,000                      103

International Wire Group
  Sr. Notes
    11.75%, 6/1/05                                             75,000                       67

Intertek Finance
  Sr. Notes
    10.25%, 11/1/06                                            25,000                       26

IPC Acquisition
  Sr. Sub. Notes, 144A
    11.50%, 12/15/09                                           50,000                       48

Isle of Capri Casinos
  Sr. Sub. Notes
    8.75%, 4/15/09                                             25,000                       25

JLG Industries
  Sr. Sub. Notes, 144A
    8.375%, 6/15/12                                            25,000                       25

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands
John Q. Hammons Hotels
  1st. Mtg., 144A
    8.875%, 5/15/12                                            50,000                     $ 49

JohnsonDiversey
  Sr. Sub. Notes, 144A
    9.625%, 5/15/12                                            75,000                       78

Jostens
  Sr. Sub. Notes
    12.75%, 5/1/10                                             75,000                       81

Kinder Morgan Energy Partners
  Sr. Notes
    7.75%, 3/15/32                                             75,000                       79

Kinetic Concepts
  Sr. Sub. Notes
    9.625%, 11/1/07                                            25,000                       25

Koppers
  Sr. Sub. Notes
    9.875%, 12/1/07                                           100,000                      100

Kraft Foods
  Sr. Notes
    6.25%, 6/1/12                                             100,000                      103

Kronos International
  144A, 8.875%, 6/30/09 (EUR)                                  25,000                       25

La Quinta Properties
  Sr. Notes
    7.25%, 3/15/04                                             75,000                       74

Lamar Media
  Sr. Sub. Notes
    8.625%, 9/15/07                                            50,000                       51

Lear
  Sr. Notes
    8.11%, 5/15/09                                             25,000                       26

Lehman Brothers
    6.625%, 1/18/12                                            70,000                       71

Lennar, Series B
  Sr. Notes
    9.95%, 5/1/10                                              50,000                       56

LIN Holdings
  Sr. Notes, STEP
    0%, 3/1/08                                                 50,000                       47

LNR Property
  Sr. Sub. Notes
    10.50%, 1/15/09                                            75,000                       77

Longview Fibre
  Sr. Sub. Notes, 144A
    10.00%, 1/15/09                                            75,000                       78

T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 2002 (Unaudited)
                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands
Luigino's
  Sr. Sub. Notes
    10.00%, 2/1/06                                             50,000                     $ 51

Luscar Coal
  Sr. Notes
    9.75%, 10/15/11                                            25,000                       28

Lyondell Chemical
  Sr. Notes
    9.50%, 12/15/08                                            25,000                       23

    9.875%, 5/1/07                                             50,000                       48

MacDermid
  Sr. Sub. Notes
    9.125%, 7/15/11                                            75,000                       79

Magnum Hunter Resources
  Sr. Notes, 144A
    9.60%, 3/15/12                                             25,000                       26

Mail Well
  Sr. Notes, 144A
    9.625%, 3/15/12                                            25,000                       25

Masco
  Sr. Notes
    5.875%, 7/15/12                                            80,000                       79

Mastec
  Sr. Sub. Notes
    7.75%, 2/1/08                                              25,000                       23

MBNA America Bank
  Sr. Notes
    6.50%, 6/20/06                                            150,000                      156

McCormick
  Sr. Notes
    6.40%, 2/1/06                                             125,000                      130

Mediacom Broadband
  Sr. Notes
    11.00%, 7/15/13                                            50,000                       46

Mikohn Gaming
  Sr. Notes
    11.875%, 8/15/08                                           25,000                       23

Morgan Stanley Dean Witter
  Sr. Notes
    6.60%, 4/1/12                                              75,000                       76

Motors & Gears
  Sr. Notes
    10.75%, 11/15/06                                           25,000                       24

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands
MSX International
  Sr. Sub. Notes
    11.375%, 1/15/08                                           25,000                     $ 18

Nationwide Financial Services
  Sr. Notes
    5.90%, 7/1/12                                             100,000                       98

Nextel Partners
  Sr. Notes
    12.50%, 11/15/09                                           50,000                       21

NiSource
  Sr. Notes
    7.625%, 11/15/05                                          110,000                      112

NMHG Holding
  Sr. Notes, 144A
    10.00%, 5/15/09                                            25,000                       25

Noram Energy
  Sr. Notes
    6.50%, 2/1/08                                              19,000                       17

Nortek, Series B
  Sr. Sub. Notes
    9.875%, 6/15/11                                            75,000                       75

Northrop Grumman
  Sr. Notes
    7.125%, 2/15/11                                            70,000                       74

Northwest Airlines
  Sr. Sub. Notes
    9.875%, 3/15/07                                            25,000                       22

OM Group
  Sr. Sub. Notes
    9.25%, 12/15/11                                            25,000                       26

Omnicare
  Sr. Notes
    8.125%, 3/15/11                                            50,000                       52

Orange
  Sr. Notes
    9.00%, 6/1/09                                             150,000                      147

Owens Brockway Glass
  Sr. Notes, 144A
    8.875%, 2/15/09                                            25,000                       25

P&L Coal
  Sr. Sub. Notes
    9.625%, 5/15/08                                            25,000                       26

Packaged Ice, Series B
  Sr. Sub. Notes
    9.75%, 2/1/05                                              25,000                       21

T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 2002 (Unaudited)
                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands
Packaging Corp. of America
  Sr. Sub. Notes
    9.625%, 4/1/09                                            100,000                    $ 108

Paxson Communications
  Sr. Sub. Notes
    10.75%, 7/15/08                                            50,000                       48

    STEP, 0%, 1/15/09                                          25,000                       14

PDVSA Finance
  Sr. Notes
    6.45%, 2/15/04                                             74,375                       74

Penn National Gaming
  Sr. Sub. Notes
    11.125%, 3/1/08                                            50,000                       54

Petro Stopping
  Sr. Notes
    10.50%, 2/1/07                                             75,000                       71

Petroleum Helicopters
  Sr. Notes, 144A
    9.375%, 5/1/09                                             25,000                       26

Phelps Dodge
  Sr. Notes
    8.75%, 6/1/11                                              95,000                       97

PHH
  Sr. Notes
    8.125%, 2/3/03                                             85,000                       87

Plastipak Holdings
  Sr. Notes
    10.75%, 9/1/11                                             25,000                       27

Playtex Products
  Sr. Sub. Notes
    9.375%, 6/1/11                                             75,000                       80

PNC Funding
  Sr. Notes
    5.75%, 8/1/06                                             140,000                      145

PPL Energy
  Sr. Notes
    6.40%, 11/1/11                                             75,000                       70

Pride Petroleum
  Sr. Notes
    9.375%, 5/1/07                                             75,000                       78

Primedia
  Sr. Notes
    8.50%, 2/1/06                                              50,000                       40

Principal Mutual Life
    144A, 8.00%, 3/1/44                                       150,000                      145

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands
Quebecor Media
  Sr. Notes
    11.125%, 7/15/11                                           75,000                     $ 74

Qwest Communications International
  Sr. Notes
    7.50%, 11/1/08                                             60,000                       34

Radio One
  Sr. Sub. Notes
    8.875%, 7/1/11                                             25,000                       25

Regions Financial
  Sr. Sub. Notes
    6.375%, 5/15/12                                            85,000                       87

Riviera Holdings
  Sr. Notes, 144A
    11.00%, 6/15/10                                            25,000                       25

Rogers Wireless
    9.625%, 5/1/11                                             25,000                       17

Rouse
  Sr. Notes
    8.43%, 4/27/05                                            125,000                      133

Ryland Group
  Sr. Sub. Notes
    9.125%, 6/15/11                                            75,000                       79

Salem Communications
  Sr. Sub. Notes
    9.00%, 7/1/11                                              50,000                       52

Schuff Steel
  Sr. Notes
    10.50%, 6/1/08                                             25,000                       23

Scotland International Finance
  Sr. Sub. Notes, 144A
    6.50%, 2/15/11 +                                          100,000                      100

Seagate Tech
  Sr. Notes, 144A
    8.00%, 5/15/09                                             25,000                       25

Sealy Mattress
  Sr. Notes, STEP
    0%, 12/15/07                                               25,000                       25

Sears Roebuck Acceptance Corporation
  Sr. Notes
    6.70%, 4/15/12                                            110,000                      112

Sempra Energy
  Sr. Notes
    6.80%, 7/1/04                                             150,000                      157

T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 2002 (Unaudited)
                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands
Silgan Holdings
  Sr. Sub. Notes, 144A
    9.00%, 6/1/09                                              75,000                     $ 77

Simmons
  Sr. Sub. Notes
    10.25%, 3/15/09                                            25,000                       26

Simon Debartolo
  Sr. Notes
    6.875%, 11/15/06                                           90,000                       94

Sinclair Broadcast
  Sr. Sub. Notes
    8.75%, 12/15/07                                            75,000                       75

Six Flags
  Sr. Notes
    8.875%, 2/1/10                                             50,000                       50

    9.50%, 2/1/09                                              75,000                       76

Solectron
  Sr. Notes
    9.625%, 2/15/09                                            50,000                       46

Southern Natural Gas
  Sr. Notes
    8.00%, 3/1/32                                              40,000                       40

Southern Power Company
  Sr. Notes, 144A
    6.25%, 7/15/12                                             55,000                       55

Speedway Motorsports
  Sr. Sub. Notes
    8.50%, 8/15/07                                            150,000                      154

Sprint Capital
  Sr. Notes
    6.875%, 11/15/28                                          100,000                       65

Starwood Hotels & Resorts
  Sr. Notes
    7.375%, 5/1/07                                             25,000                       25

State Street
  Sr. Sub. Notes
    7.65%, 6/15/10                                             70,000                       78

Station Casinos
  Sr. Sub. Notes
    9.875%, 7/1/10                                             25,000                       27

Steel Dynamics
  Sr. Notes, 144A
    9.50%, 3/15/09                                             50,000                       53

Stone Container
  Sr. Notes, 144A
    8.375%, 7/1/12                                             25,000                       25

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands
Stoneridge
  Sr. Notes, 144A
    11.50%, 5/1/12                                             25,000                     $ 25

Sun Media
  Sr. Sub. Notes
    9.50%, 2/15/07                                             50,000                       52

Swift Energy
  Sr. Sub. Notes
    9.375%, 5/1/12                                             50,000                       47

Sybron Dental Specialties
  Sr. Sub. Notes, 144A
    8.125%, 6/15/12                                            25,000                       25

Synagro Technologies
  Sr. Notes, 144A
    9.50%, 4/1/09                                              50,000                       51

Teco Energy
  Sr. Notes
    7.00%, 5/1/12                                              55,000                       57

Terex
  Sr. Sub. Notes
    10.375%, 4/1/11                                            25,000                       27

Transwestern
  Sr. Notes, STEP
    0%, 11/15/08                                               25,000                       26

Transwestern Publishing
  Sr. Sub. Notes
    9.625%, 11/15/07                                           25,000                       26

Triad Hospitals
  Sr. Sub. Notes
    11.00%, 5/15/09                                            75,000                       83

Trimas
  Sr. Sub. Notes, 144A
    9.875%, 6/15/12                                           100,000                      101

Triton PCS
  Sr. Sub. Notes, STEP
    0%, 5/1/08                                                100,000                       61

TXU
  Sr. Notes
    6.375%, 6/15/06                                            75,000                       77

Tyco International
  Sr. Notes
    5.80%, 8/1/06                                              85,000                       67

UCAR Finance
  Sr. Notes, 144A
    10.25%, 2/15/12                                            50,000                       51

T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 2002 (Unaudited)
                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands
United Mexican States
    7.50%, 1/14/12                                            105,000                    $ 104

Universal Compression
  Sr. Notes, STEP
    0%, 2/15/08                                               100,000                       97

Venetian Casino
  2nd Mtg., 144A
    11.00%, 6/15/10                                           100,000                      101

Verizon Global Funding
  Sr. Notes
    6.125%, 6/15/07                                            70,000                       70

WCI Communities
  Sr. Sub. Notes
    10.625%, 2/15/11                                           50,000                       52

Western Financial Bank
  Sr. Sub. Notes
    9.625%, 5/15/12                                            25,000                       25

Westinghouse Air Brake
  Sr. Notes
    9.375%, 6/15/05                                            50,000                       50

Weyerhaeuser
  Sr. Notes
    5.95%, 11/1/08                                            140,000                      140

Williams Companies
  Sr. Notes
    7.625%, 7/15/19                                            70,000                       53

Williams Scotsman
  Sr. Notes
    9.875%, 6/1/07                                             25,000                       24

Willis Corroon
  Sr. Sub. Notes
    9.00%, 2/1/09                                              75,000                       77

XL Capital Finance
  Sr. Notes
    6.50%, 1/15/12                                            135,000                      140

Yum! Brands
  Sr. Notes
    7.70%, 7/1/12                                              25,000                       25


Total Corporate Bonds (Cost $16,623)                                                    16,480

CONVERTIBLE BONDS 0.0%
Solectron
  LYONs, 11/20/20                                              50,000                       24

Total Convertible Bonds (Cost $24)                                                          24

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands
ASSET-BACKED SECURITIES 2.0%
American Express Credit Master Trust
  Series 2001-5, Class A
    2.02%, 7/15/02                                            225,000                    $ 226

Capital Auto Receivables Asset
  Series 2002-2, Class CERT
    4.18%, 10/15/07                                           200,000                      203

Chase Manhattan Auto Owner Trust
  Series 2001-B, Class A4
    3.80%, 5/15/08                                             75,000                       75

  Series 2001-B, Class CTFS
    3.75%, 5/15/08                                             73,000                       73

CIT RV Trust
  Series 1998-A, Class A4
    6.09%, 2/15/12                                            300,000                      310

Citibank Credit Card Issuance Trust
  Series 2000-C1, Class C1
    7.45%, 9/15/07                                            125,000                      134

Continental Airlines, PTC
  Series 2001-2 CTF, Class D
    7.568%, 12/1/06                                            50,000                       44

Harley Davidson Motorcycle Trust
  Series 2002-1, Class B
    4.36%, 1/15/10                                            119,605                      122

MBNA Master Credit Card Trust II
  Series 1998-E, Class A
    2.125%, 9/15/10                                           100,000                      100

  Series 2000-D, Class C
    8.40%, 9/15/09                                            125,000                      139

Reliant Energy Transition Bond
  Series 2001-1, Class A4
    5.63%, 9/15/15                                            225,000                      222

Salomon Smith Barney RV Trust
  Series 2001-1, Class A3
    4.74%, 2/15/13                                            125,000                      127

Toyota Auto Receivables Owner Trust
  Series 2000-B, Class A4
    6.80%, 4/15/07                                            250,000                      263

Total Asset-Backed Securities
(Cost $2,004)                                                                            2,038

T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 2002 (Unaudited)
                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 1.6%
BankBoston Home Equity Loan Trust
  Series 1998-1, Class A6
    6.35%, 2/25/13                                            130,440                    $ 136

Chase Funding Mortgage Loan
  Series 2002-1, Class 1A3
    5.039%, 12/25/23                                          175,000                      178

GSR Mortgage Loan Trust
  Series 2001-1, Class A12
    4.61%, 10/25/31                                           200,000                      204

JP Morgan Chase Commercial Mortgage
  Securities, CMO
  Series 2001-CIB2, Class A2
    6.244%, 4/15/35                                           175,000                      184

  Series 2001-CIBC, Class A3
    6.26%, 3/15/33                                            250,000                      261

Mellon Residential Funding
  Series 2001-HEIL, Class A3
    5.945%, 2/25/11                                           275,000                      283

Residential Funding Mortgage, CMO
  Series 1999-S3, Class A1
    6.50%, 1/25/29                                            107,660                      110

Salomon Brothers Mortgage Securities
  VII, CMO
  Series 2001-C1, Class A2
    6.226%, 12/18/35                                          150,000                      157

Summit Mortgage Trust, CMO
  Series 2002-1, Class A2
    6.34%, 6/28/16                                            125,000                      129

Total Non-U.S. Government
Mortgage-Backed Securities                              (Cost $1,597)                    1,642

U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 8.6%
Federal Home Loan Mortgage
    5.00%, 12/1/08                                            267,426                      267

  CMO, 6.502%, 11/25/30                                       400,000                      422

  TBA, 7.00%, 12/1/99                                         223,000                      231

Federal National Mortgage Assn.
    6.00%, 3/4/13-12/1/311                                    416,640                    1,432

    6.50%, 1/1/26                                             100,027                      103

  CMO
    6.50%, 7/25/16-5/25/28                                    421,258                      437

  Interest Only, 6.50%, 2/1/32 !                              224,975                       55

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands

  TBA
    6.00%, 1/1/17                                           1,365,133                  $ 1,392

    6.50%, 1/1/17-1/1/32                                      611,205                      626

    7.00%, 1/1/32                                             897,600                      923

Government National Mortgage Assn.
  I
    6.00%, 4/15/26                                            358,064                      362

    6.50%, 3/15/26-5/15/29                                    536,051                      552

    7.00%, 12/15/27                                            60,533                       63

    7.50%, 7/15/25-9/15/29                                    133,356                      142

    8.00%, 10/15/25-6/15/26                                   124,014                      133

    8.50%, 12/15/24                                             7,379                        8

    11.50%, 11/15/19                                           14,731                       16

  II
    7.00%, 9/20/27                                            382,079                      399

  CMO, 6.50%, 10/20/26                                        200,000                      209

  TBA
    6.00%, 1/1/31                                             175,000                      175

    6.00%, 1/1/32                                             117,000                      117

    6.50%, 1/20/32                                            575,000                      588

Total U.S. Government Mortgage-Backed
Securities (Cost $8,460)                                                                 8,652

U.S. GOVERNMENT OBLIGATIONS/AGENCIES 6.8%
Federal Home Loan Banks
    5.75%, 5/15/12                                            285,000                      292

Federal Home Loan Mortgage
    3.25%, 1/15/04                                            125,000                      126

    4.625%, 2/15/07                                           890,000                      873

    5.75%, 1/15/12                                            670,000                      689

    6.25%, 7/15/32                                             26,000                       26

    6.75%, 3/15/31                                             35,000                       38

Federal National Mortgage Assn.
    6.00%, 5/15/11                                            310,000                      325

    6.25%, 2/1/11                                             145,000                      151

    7.125%, 1/15/30                                           240,000                      270

U.S. Treasury Bonds
    6.25%, 8/15/23-5/15/30                                    870,000                      937

    6.375%, 8/15/27                                           250,000                      273

    7.50%, 11/15/16                                           175,000                      211

U.S. Treasury Inflation-Indexed Notes
    3.875%, 1/15/09                                           559,031                      593

T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 2002 (Unaudited)
                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands
U.S. Treasury Notes
    3.25%, 12/31/03                                           230,000                    $ 233

    3.50%, 11/15/06                                           370,000                      363

    4.25%, 11/15/03**                                       1,070,000                    1,097

    4.75%, 11/15/08                                            45,000                       46

    4.875%, 2/15/12                                            70,000                       70

    5.875%, 11/15/04                                           60,000                       64

    6.50%, 8/15/05                                            145,000                      158

Total U.S. Government Obligations/
Agencies (Cost $6,708)                                                                   6,835

SHORT-TERM INVESTMENTS 6.3%
Money Market Fund 6.3%
T. Rowe Price Reserve Investment Fund
    1.95% #                                                 6,360,615                    6,361

Total Short-Term Investments
(Cost $6,361)                                                                            6,361

T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 2002 (Unaudited)
                                                                                         Value
----------------------------------------------------------------------
                                                                                  In thousands
Total Investments in Securities
103.4% of Net Assets (Cost $101,968)                                                 $ 104,111

Futures Contracts
                                                      Contract          Unrealized
                               Expiration                Value         Gain (Loss)
                                ---------          -----------          ----------
                                                                      In thousands
Short, 10 Five year
U.S. Treasury Note
contracts
$19,000 of 4.25%
U.S. Treasury Notes
pledged as initial
margin                               9/02            $ (1,074)                (14)

Net payments
(receipts)
of variation
margin to date                                                                  14

Variation margin receivable
(payable) on open futures contracts                                                          -
Other Assets Less Liabilities                                                          (3,390)

NET ASSETS                                                                           $ 100,721
                                                                                     ---------

#  Seven-day yield

*  Non-income producing

! Interest Only security for which the fund receives interest on notional principal (par)

**All or a portion of this security is pledged to cover margin requirements on futures contracts at June 30, 2002.

+Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules - total of such securities at period-end amounts to $136 and represents 0.1% of net assets

144ASecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total of such securities at period-end amounts to $2,508 and represents 2.5% of net assets.

ADR American Depository Receipts AUD Australian dollar CAD Canadian dollar CHF Swiss franc CMO Collateralized Mortgage Obligation DKK Danish krone EUR Euro GBP British pound GDR Global Depository Receipts HKD Hong Kong dollar JPY Japanese yen KRW South Korean won LYONs Liquid Yield Option Notes MXN Mexican peso NOK Norwegian krone NZD New Zealand dollar PIK Payment-in-Kind PTC Pass-Through Certificate REIT Real Estate Investment Trust SEK Swedish krona SGD Singapore dollar

STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

TBA  To Be Announced security was purchased on a forward commitment basis

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 2002 (Unaudited)
In thousands

Assets
Investments in securities, at value
(cost $101,968)                                             $ 104,111
Other assets                                                    6,800

Total assets                                                  110,911

Liabilities
Payable for investment
securities purchased                                            8,877

Other liabilities                                               1,313

Total liabilities                                              10,190

NET ASSETS                                                  $ 100,721
                                                            ---------
Net Assets Consist of:
Undistributed net investment income (loss)                       $ 57

Undistributed net realized gain (loss)                        (4,188)

Net unrealized gain (loss)                                      2,131

Paid-in-capital applicable to 7,162,404
shares of $0.0001 par value capital
stock outstanding; 1,000,000,000 shares
of the Corporation authorized                                 102,721

NET ASSETS                                                  $ 100,721
                                                            ---------

NET ASSETS VALUE PER SHARE                                    $ 14.06
                                                              -------

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Personal Strategy Balanced Portfolio
In thousands
Unaudited
                                                             6 Months
                                                                Ended
                                                              6/30/02
Investment Income (Loss)
Income
  Interest                                                    $ 1,266

  Dividend (net of foreign taxes of $38)                          596

  Other                                                             1

  Total income                                                  1,863

Investment management and
administrative expense                                            468

Net investment income (loss)                                    1,395

Realized and Unrealized Gain (Loss)
Net realized gain (loss)
  Securities                                                  (2,565)

  Futures                                                        (17)

  Foreign currency transactions                                  (10)

  Net realized gain (loss)                                    (2,592)

Change in net unrealized gain (loss)
  Securities                                                  (2,172)

  Futures                                                        (24)

  Other assets and liabilities
  denominated in foreign currencies                                 3

  Change in net unrealized gain (loss)                        (2,193)

Net realized and unrealized gain (loss)                       (4,785)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                      $ (3,390)
                                                           ----------

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Personal Strategy Balanced Portfolio
In thousands
Unaudited

                                                             6 Months                     Year
                                                                Ended                    Ended
                                                              6/30/02                 12/31/01
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                                $ 1,395                  $ 3,039

  Net realized gain (loss)                                    (2,592)                  (1,343)

  Change in net unrealized gain (loss)                        (2,193)                  (4,434)

  Increase (decrease) in net assets
  from operations                                             (3,390)                  (2,738)

Distributions to shareholders
  Net investment income                                       (1,351)                  (3,011)

Capital share transactions *
  Shares sold                                                   9,453                   13,305

  Distributions reinvested                                      1,351                    3,011

  Shares redeemed                                             (8,755)                 (16,867)

  Increase (decrease) in net assets
  from capital share transactions                               2,049                    (551)

Net Assets
Increase (decrease) during period                             (2,692)                  (6,300)

Beginning of period                                           103,413                  109,713

End of period                                               $ 100,721                $ 103,413
                                                            ---------                ---------
*Share information
  Shares sold                                                     642                      898
  Distributions reinvested                                         94                      209
  Shares redeemed                                               (598)                  (1,142)

  Increase (decrease) in shares outstanding                       138                     (35)

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 2002 (Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

  T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Personal Strategy Balanced Portfolio (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on December 30, 1994. The fund seeks the highest total return over time consistent with an emphasis on both capital appreciation and income. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

  The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

  Valuation - Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices. Other equity securities are valued at a price within the limits of the latest bid and ask prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

  Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

  Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

  Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

  Currency Translation - Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

  Premiums and Discounts - Premiums and discounts on debt securities are amortized for financial reporting purposes.

  Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Other assets and Other liabilities, respectively, and in Change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS

  Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

  Futures Contracts - During the six months ended June 30, 2002, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

T. Rowe Price Personal Strategy Balanced Portfolio

  Other - Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $35,149,000 and $30,764,000, respectively, for the six months ended June 30, 2002. Purchases and sales of U.S. government securities aggregated $30,352,000 and $32,832,000, respectively, for the six months ended June 30, 2002.

NOTE 3 - FEDERAL INCOME TAXES

  No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2002.

  For tax purposes, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year; consequently, $151,000 of realized losses recognized for financial reporting purposes in 2001 were recognized for tax purposes on January 1, 2002. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2001, the fund had $1,439,000 of unused capital loss carryforwards of which $1,439,000 expire in 2009.

  At June 30, 2002, the cost of investments for federal income tax purposes was $101,961,000. Net unrealized gain aggregated $2,135,000 at period-end, of which $9,607,000 related to appreciated investments and $7,472,000 related to depreciated investments.

NOTE 4 - FOREIGN TAXES

  The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.

NOTE 5 - RELATED PARTY TRANSACTIONS

  The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.90% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At June 30, 2002, $96,000 was payable under the agreement.

  The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2002, totaled $58,000 and are reflected as interest income in the accompanying Statement of Operations.


T. Rowe Price Personal Strategy Balanced Portfolio

About the Portfolio's Directors and Officers

  Your portfolio is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the portfolio's directors are independent of T. Rowe Price Associates, Inc. ("T.Rowe Price"); "inside" directors are officers of
  T. Rowe Price. The Board of Directors elects the portfolio's officers, who are listed in the final table.The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202.

Independent Directors

Name
(Date of Birth)            Principal Occupation(s) During Past 5 Years and
Year Elected*              Other Directorships of Public Companies

Calvin W. Burnett,         President, Coppin State College; Director,
Ph.D.                      Provident Bank of Maryland
(3/16/32)
2001

Anthony W. Deering         Director, Chairman of the Board, President, and
(1/28/45)                  Chief Executive Officer, The Rouse Company, real
2001                       estate developers

Donald W. Dick, Jr.        Principal, EuroCapital Advisors, LLC, an
(1/27/43)                  acquisition and management advisory firm
1994

David K. Fagin             Director, Dayton Mining Corp. (6/98 to present),
(4/9/38)                   Golden Star Resources Ltd., and Canyon Resources
1994                       Corp. (5/00 to present); Chairman and President,
                           Nye Corp.

F. Pierce Linaweaver       President, F. Pierce Linaweaver & Associates,
(8/22/34)                  Inc., consulting environmental and civil engineers
2001

Hanne M. Merriman          Retail Business Consultant; Director, Ann Taylor
(11/16/41)                 Stores Corp., Ameren Corp., Finlay Enterprises,
1994                       Inc., The Rouse Company, and US Airways Group, Inc.

John G. Schreiber          Owner/President, Centaur Capital Partners, Inc., a
(10/21/46)                 real estate investment company; Senior Advisor and
2001                       Partner, Blackstone Real Estate Advisors, L.P.;
                           Director, AMLI Residential Properties Trust,
                           Host Marriott Corp., and The Rouse Company

Hubert D. Vos              Owner/President, Stonington Capital Corp., a
(8/2/33)                   private investment company
1994

Paul M. Wythes             Founding Partner, Sutter Hill Ventures, a venture
(6/23/33)                  capital limited partnership, providing equity
1994                       capital to young high-technology companies
                           throughout the United States; Director, Teltone
                           Corp.

*Each independent director oversees 98 T. Rowe Price portfolios and serves until the election of a successor.

T. Rowe Price Personal Strategy Balanced Portfolio

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of
T. Rowe Price              Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]       Other Directorships of Public Companies

John H. Laporte            Director, T. Rowe Price Group, Inc.; Vice
(7/26/45)                  President, T. Rowe Price
1994
[15]

James S. Riepe             Director and Vice President, T. Rowe Price; Vice
(6/25/43)                  Chairman of the Board, Director, and Vice
1994                       President, T. Rowe Price Group, Inc.; Chairman of
[98]                       the Board and Director, T. Rowe Price Global
                           Asset Management Limited, T. Rowe Price Investment
                           Services, Inc., T. Rowe Price Retirement Plan
                           Services, Inc., and T. Rowe Price Services, Inc.;
                           Chairman of the Board, Director, President, and
                           Trust Officer, T. Rowe Price Trust Company;
                           Director, T. Rowe Price International, Inc. and
                           T. Rowe Price Global Investment Services Limited;
                           Vice President, Equity Series

M. David Testa             Vice Chairman of the Board, Chief Investment
(4/22/44)                  Officer, Director, and Vice President, T. Rowe
1994                       Price Group, Inc.; Chief Investment Officer,
[98]                       Director, and Vice President, T. Rowe Price;
                           Director, T. Rowe Price Global Asset Management
                           Limited; Vice President and Director, T. Rowe
                           Price Trust Company; Director, T. Rowe Price
                           Global Investment Services Limited and T. Rowe
                           Price International, Inc.; President, Equity Series

*Each inside director serves until the election of a successor.

Officers

Name (Date of Birth)
Position(s) Held
With Fund                  Principal Occupations

Brian W.H. Berghuis        Vice President, T. Rowe Price and T. Rowe Price
(10/12/58)                 Group, Inc.
Executive
Vice President,
Equity Series

Stephen W. Boesel          Vice President, T. Rowe Price, T. Rowe Price
(12/28/44)                 Group, Inc., and T. Rowe Price Trust Company
Vice President,
Equity Series

Joseph A. Carrier          Vice President, T. Rowe Price, T. Rowe Price
(12/30/60)                 Group, Inc., and T. Rowe Price Investment
Treasurer,                 Services, Inc.
Equity Series

Arthur B. Cecil III        Vice President, T. Rowe Price and T. Rowe Price
(9/15/42)                  Group, Inc.
Vice President,
Equity Series

Giri Devulapally           Vice President, T. Rowe Price and T. Rowe Price
(11/18/67)                 Group, Inc.
Vice President,
Equity Series

Anna M. Dopkin             Vice President, T. Rowe Price and T. Rowe Price
(9/5/67)                   Group, Inc.
Vice President,
Equity Series

Robert N. Gensler          Vice President, T. Rowe Price and T. Rowe Price
(10/18/57)                 Group, Inc.
Vice President,
Equity Series

Eric M. Gerster            Vice President, T. Rowe Price and T. Rowe Price
(3/23/71)                  Group, Inc.
Vice President,
Equity Series

Henry H. Hopkins           Director and Vice President, T. Rowe Price Group,
(12/23/42)                 Inc.; Vice President, T. Rowe Price, T. Rowe
Vice President,            Price International, Inc., and T. Rowe Price
Equity Series              Retirement Plan Services, Inc.; Vice President
                           and Director, T. Rowe Price Investment Services,
                           Inc., T. Rowe Price Services, Inc., and
                           T. Rowe Price Trust Company

T. Rowe Price Personal Strategy Balanced Portfolio
Officers (continued)

Name (Date of Birth)
Title and
Fund(s) Served             Principal Occupations

Kris H. Jenner             Vice President, T. Rowe Price and T. Rowe Price
(2/5/62)                   Group, Inc.
Executive Vice
President,
Equity Series

J. Jeffrey Lang            Vice President, T. Rowe Price and T. Rowe Price
(1/10/62)                  Trust Company
Vice President,
Equity Series

John D. Linehan            Vice President, T. Rowe Price, T. Rowe Price
(1/21/65)                  Group, Inc., and T. Rowe Price International, Inc.
Vice President,
Equity Series

Patricia B. Lippert        Assistant Vice President, T. Rowe Price and
(1/12/53)                  T. Rowe Price Investment Services, Inc.
Secretary,
Equity Series

David S. Middleton         Vice President, T. Rowe Price, T. Rowe Price
(1/18/56)                  Group, Inc., and T. Rowe Price Trust Company
Controller,
Equity Series

Joseph Milano              Vice President, T. Rowe Price and T. Rowe Price
(9/14/72)                  Group, Inc.
Vice President,
Equity Series

Larry J. Puglia, CFA       Vice President, T. Rowe Price and T. Rowe Price
(8/25/60)                  Group, Inc.
Executive
Vice President,
Equity Series

Brian C. Rogers            Director and Vice President, T. Rowe Price Group,
(6/27/55)                  Inc.; Vice President, T. Rowe Price, and T. Rowe
Executive                  Price Trust Company
Vice President,
Equity Series

Robert W. Smith            Vice President, T. Rowe Price, T. Rowe Price
(4/11/61)                  Group, Inc., and, T. Rowe Price International,
Vice President,            Inc.
Equity Series

Michael F. Sola            Vice President, T. Rowe Price and T. Rowe Price
(7/21/69)                  Group, Inc.
Vice President,
Equity Series

William J. Stromberg,      Vice President, T. Rowe Price and T. Rowe Price
CFA (3/10/60) Vice         Group, Inc.
President,
Equity Series

John F. Wakeman            Vice President, T. Rowe Price and T. Rowe Price
(11/25/62)                 Group, Inc.
Vice President,
Equity Series

Richard T. Whitney         Vice President, T. Rowe Price, T. Rowe Price
(5/7/58)                   Group, Inc., T. Rowe Price Trust Company, and
Executive                  T. Rowe Price International, Inc.
Vice President,
Equity Series

R. Candler Young           Assistant Vice President, T. Rowe Price
(9/28/71)
Vice President,
Equity Series

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

This report is authorized for distribution only to those who have received a copy of the portfolio's prospectus.

T. Rowe Price, Invest With Confidence
100 East Pratt Street
Baltimore, MD 21202

T. Rowe Price Investment Services, Inc., Distributor

TRP655 (6/02)
K15-058 6/30/02